ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES AND STATUTORY RESERVE [Abstract]
ORDINARY SHARES AND STATUTORY RESERVE
10	ORDINARY SHARES AND STATUTORY RESERVE

(a)	Ordinary shares

On October 8, 2003, Tarena International was established with authorized share capital of US$150,000, or 90,000,000 ordinary shares with a par value of US$0.001 (being retroactively adjusted to reflect the effect of the share split) and 60,000,000 preferred shares with a par value of US$0.001 (being retroactively adjusted to reflect the effect of the share split).

On December 16, 2008, the Board of Directors of Tarena International approved a 10:1 share split, which increased (i) the total number of authorized ordinary shares of 9,000,000, and issued and outstanding ordinary shares of 1,358,000, to 90,000,000 and 13,580,000, respectively; and (ii) the total number of authorized preferred shares of 6,000,000, and issued and outstanding preferred shares of 1,589,125, to 60,000,000 and 15,891,250, respectively. All applicable share and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the effect of the share split.

On April 9, 2013, IDG Technology Venture Investments, LP (“IDG”), the Series A convertible redeemable preferred shareholder, entered into a series of agreements with Mr. Han, Connion Capital Ltd. (“Connion”), a company incorporated in the Cayman Islands with limited liability and wholly owned by Mr. Han, Techedu Limited, a company incorporated in the British Virgin Islands (“BVI”) with limited liability and wholly owned by Mr. Han, and GF Tarena Limited, a third party company incorporated with limited liability under the law of the BVI, pursuant to which IDG sold 1,146,059 and 229,212 of its Series A convertible redeemable preferred shares to Techedu Limited and GF Tarena Limited for a consideration of US$5 million and US$1 million, respectively, or US$4.3628 per share. At the same time, Connion sold 916,848 of its ordinary shares to GF Tarena Limited for a consideration of US$4 million, or US$4.3628 per share. The 1,146,059 Series A convertible redeemable preferred shares purchased by Techedu Limited and 229,212 Series A convertible redeemable preferred shares purchased by GF Tarena Limited were converted to ordinary shares on December 10, 2013. To facilitate the purchase of the Series A convertible redeemable preferred shares, Techedu Limited borrowed a loan in the amount of US$5 million from GF Tarena Limited on April 9, 2013, with an annual interest rate of 19% for a period of 30 months.

On February 27, 2014, the Board of Directors of Tarena International approved the fifth amendment of the Memorandum and Articles of Association (the “Amended M&A”), pursuant to which the authorized share capital was amended to 1,000,000,000 ordinary shares at a par value of US$0.001 per share, of which 860,000,000 shares were designated as Class A ordinary shares, 40,000,000 as Class B ordinary shares and 100,000,000 shares were designated as Reserved Shares, each with such rights, preferences and privileges set forth in the Amended M&A. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.

In the Amended M&A, the Board of Directors of Tarena International approved that the Company to adopt a dual class ordinary share structure immediately upon the completion of the IPO. Upon the completion of the IPO, the Group's ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. All of its issued and outstanding ordinary share prior to this offering were re-designated as Class B ordinary shares, all of its issued and outstanding preferred shares were automatically re-designated or converted into Class B ordinary shares on a one-for-one basis immediately upon the completion of the IPO and all of the issued and outstanding options, non-vested shares and non-vested share units granted by the Company pursuant to the 2008 Share Plan and the 2014 Share Incentive Plan were re-designated as options in Class A shares, non-vested Class A ordinary shares, non-vested Class A ordinary share units..

In connection with its IPO, Tarena International issued 11,500,000 Class A ordinary shares with par value of US$0.001, at a price of US$9.00 per share to investors. Net proceeds from the issuance of 11,500,000 Class A ordinary shares amounted to US$ 92,223,639 (net of issuance costs of US$4,031,356), of which US$11,500 and US$92,212,139 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

Concurrently upon the completion of the Company's IPO, the Company issued 1,500,000 Class A ordinary shares with par value of US$0.001 to New Oriental Education & Technology Group Inc., in a private placement at a price of US$9.00 per share. Proceeds from the issuance of Class A ordinary shares were US$13,500,000, of which US$1,500 and US$13,498,500 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

Upon completion of the IPO on April 3, 2014, the Company had 50,657,389 ordinary shares outstanding comprised of 16,800,000 Class A ordinary shares and 33,857,389 Class B ordinary shares. As of December 31, 2014, 860,000,000 Class A ordinary shares and 40,000,000 Class B ordinary shares had been authorized, 52,445,782 ordinary shares had been issued and outstanding, of which 23,712,758 were Class A ordinary shares and 28,733,024 were Class B ordinary shares.

(b)	Statutory reserves

Under PRC rules and regulations, Tarena International's PRC subsidiaries and consolidated VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to Tarena International can be made.

For the years ended December 31, 2012, 2013 and 2014, the PRC Entities made appropriations to the statutory reserves of US$1,236,843, US$1,972,313 and US$2,572,599, respectively. As of December 31, 2013 and 2014, the accumulated balance of the statutory reserves was US$3,674,841 and US$6,247,440, respectively.

(c)	Reclassification between additional paid-in capital and retained earnings

On August 19, 2014, the Board of Directors approved the Company to undertake a reclassification of the balances between additional paid-in capital and retained earnings of US$85,568,016. The reclassification was primarily due to the accretion of convertible redeemable preferred shares, of which US$85,568,016 were charged against the balance in accumulated deficit in the absence of additional paid-in capital.